UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

		Aptus Behavioral Momentum ETF
		Schedule of Investments
		January 31, 2017 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 99.7%
		Accommodation and Food Services - 3.8%
12,433		Marriott International, Inc.	$1,051,832
		Administrative and Support and Waste Management and Remediation Services - 3.8%
15,375		Waste Management, Inc.	1,068,562
		Finance and Insurance - 23.8%
26,323		Charles Schwab Corporation	1,085,561
24,730		CIT Group, Inc.	1,018,629
30,290		Citizens Financial Group, Inc.	1,095,589
44,822		Fifth Third Bancorp	1,169,854
25,168		Morgan Stanley	1,069,388
25,638		TD Ameritrade Holding Corporation	1,183,194
			6,622,215
		Manufacturing - 41.1%
32,873		Alcoa Corporation	1,198,221
32,418		Applied Materials, Inc.	1,110,317
39,927		Corning, Inc.	1,057,666
11,987		Danaher Corporation	1,005,949
19,872		International Paper Company	1,124,755
15,777		Microchip Technology, Inc.	1,062,581
27,767		NetApp, Inc.	1,064,031
17,097		NVIDIA Corporation	1,866,651
13,994		QUALCOMM, Inc.	747,699
25,898		Seagate Technology plc	1,169,295
			11,407,165
		Mining, Quarrying, and Oil and Gas Extraction - 3.5%
7,298		Cimarex Energy Company	986,762
		Retail Trade - 3.7%
3,736		Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,017,238
		Transportation and Warehousing - 12.0%
21,996		American Airlines Group, Inc.	973,323
28,299		CSX Corporation	1,312,791
14,900		United Continental Holdings, Inc. (a)	1,050,003
			3,336,117
		Utilities - 4.1%
20,538		ONEOK, Inc.	1,131,849
		Wholesale Trade - 3.9%
20,219		WestRock Company	1,078,886
		TOTAL COMMON STOCKS (Cost $25,252,184)	27,700,626
		TOTAL INVESTMENTS (Cost $25,252,184) - 99.7%	27,700,626
		Other Assets in Excess of Liabilities - 0.3%	76,264
		NET ASSETS - 100.0%	$27,776,890

	Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.

		Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at January 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$27,700,626	$-	$-	$27,700,626
Total Investments in Securities	$27,700,626	$-	$-	$27,700,626
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2017, the Fund did not recognize any transfers to or from Levels 1, 2 or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)          /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date        3/23/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date        3/23/17

By (Signature and Title)*           /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        3/23/17

* Print the name and title of each signing officer under his or her signature.